CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary share CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserve CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Total Yunji Inc. shareholders' (deficit)/equity CNY (¥)	Non- controlling interest CNY (¥)
Balance at Dec. 31, 2018	¥ (4,110,455)		¥ 36			¥ 8,504	¥ 55,565	¥ (4,180,922)	¥ (4,116,817)	¥ 6,362
Balance (Shares) at Dec. 31, 2018 | shares			1,151,400,000
Net (loss)/income	(123,834)							(125,762)	(125,762)	1,928
Accretion on convertible redeemable preferred shares to redemption value	(1,532,013)				¥ (36,494)			(1,495,519)	(1,532,013)
Appropriation to statutory reserves						3,129		(3,129)
Issuance of ordinary shares upon Initial Public Offering	737,297		¥ 4		737,293				737,297
Issuance of ordinary shares upon Initial Public Offering (Shares) | shares			112,174,470
Foreign currency translation adjustments	33,298						33,298		33,298
Conversion of redeemable preferred shares	6,446,060		¥ 30		6,446,030				6,446,060
Conversion of redeemable preferred shares (Shares) | shares			895,216,752
Repurchasing common stock	(117,371)			¥ (117,371)					(117,371)
Repurchasing common stock (Shares) | shares				(33,829,860)
Issuance of ordinary shares due to the exercise of share option	1,080			¥ 5,769	(4,689)				1,080
Issuance of ordinary shares due to the exercise of share option (Shares) | shares				1,407,920
Issuance of restricted shares				¥ 14,933	(14,933)
Issuance of restricted shares (Shares) | shares				3,036,290
Capital injection from non-controlling interests	2,400									2,400
Shared-based compensation	128,197				128,197				128,197
Balance at Dec. 31, 2019	1,464,659		¥ 70	¥ (96,669)	7,255,404	11,633	88,863	(5,805,332)	1,453,969	10,690
Balance (Shares) at Dec. 31, 2019 | shares			2,158,791,222	(29,385,650)
Net (loss)/income	(151,692)							(146,346)	(146,346)	(5,346)
Appropriation to statutory reserves						6,467		(6,467)
Foreign currency translation adjustments	(79,411)						(79,411)		(79,411)
Repurchasing common stock	(23,171)			¥ (23,171)					(23,171)
Repurchasing common stock (Shares) | shares				(6,246,410)
Issuance of ordinary shares due to the exercise of share option	8,004			¥ 31,489	(23,485)				8,004
Issuance of ordinary shares due to the exercise of share option (Shares) | shares				9,151,290
Issuance of restricted shares				¥ 3,149	(3,149)
Issuance of restricted shares (Shares) | shares				954,960
Capital injection from non-controlling interests	2,300									2,300
Shared-based compensation	98,378				98,378				98,378
Disposal of subsidiaries	(2,999)					(5,476)		6,060	584	(3,583)
Dividend to non-controlling interest shareholders	(1,200)									(1,200)
Balance at Dec. 31, 2020	1,314,868		¥ 70	¥ (85,202)	7,327,148	12,624	9,452	(5,952,085)	1,312,007	2,861
Balance (Shares) at Dec. 31, 2020 | shares			2,158,791,222	(25,525,810)
Net (loss)/income	132,284	$ 20,757						131,966	131,966	318
Appropriation to statutory reserves						1,395		(1,395)
Foreign currency translation adjustments	(25,116)	(3,941)					(25,116)		(25,116)
Repurchasing common stock	(220)			¥ (220)					(220)
Repurchasing common stock (Shares) | shares				(387,500)
Issuance of ordinary shares due to the exercise of share option	480			¥ 2,124	(1,644)				480
Issuance of ordinary shares due to the exercise of share option (Shares) | shares				748,730
Issuance of restricted shares				¥ 39,070	(39,070)
Issuance of restricted shares (Shares) | shares				12,908,750
Capital injection from non-controlling interests	208									208
Shared-based compensation	55,910				55,910				55,910
Disposal of subsidiaries	1,560							2,869	2,869	(1,309)
Dividend to non-controlling interest shareholders	(261)									(261)
Balance at Dec. 31, 2021	1,478,515	$ 232,012	¥ 70	¥ (44,228)	¥ 7,342,344	¥ 14,019	¥ (15,664)	¥ (5,818,645)	¥ 1,477,896	619
Balance (Shares) at Dec. 31, 2021 | shares			2,158,791,222	(12,255,830)
Acquisition of additional shares in subsidiaries from non-controlling interest shareholders	¥ (1,198)									¥ (1,198)